UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           07/11/2011
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       85
                                         -------------
Form 13F Information Table Value Total:   1,429,844
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambassadors Group Inc          COM              023177108     1211   137100 SH       Sole                   137100
America's Car-Mart Inc.        COM              03062T105     1023    31001 SH       Sole                    31001
American Business Bank         COM              02475l105      400    17002 SH       Sole                    17002
Amerisafe, Inc.                COM              03071h100      998    44101 SH       Sole                    44101
AngioDynamics, Inc.            COM              03475v101      455    32001 SH       Sole                    32001
Arthur J Gallagher & Co.       COM              363576109     3544   124171 SH       Sole                   124171
Bank of the Ozarks, Inc.       COM              063904106     9263   177926 SH       Sole                   177926
Bed Bath and Beyond            COM              075896100    34396   589280 SH       Sole                   589280
Berkshire Hathaway A           COM              084670108    37850      326 SH       Sole                      326
Berkshire Hathaway B           COM              084670702    13002   168000 SH       Sole                   168000
Biglari Holdings Inc.          COM              08986r101     1115     2851 SH       Sole                     2851
Brookfield Asset Management    COM              112585104    37977  1144935 SH       Sole                  1144935
Brown & Brown Inc.             COM              115236101    74815  2915641 SH       Sole                  2915641
Cambridge Bancorp              COM              132152109      592    17166 SH       Sole                    17166
Camden National Corp           COM              133034108      751    22886 SH       Sole                    22886
Carmax                         COM              143130102    30346   917636 SH       Sole                   917636
Cass Information Systems Inc.  COM              14808p109     1071    28351 SH       Sole                    28351
Clarcor Inc.                   COM              179895107      304     6424 SH       Sole                     6424
Conmed Corp                    COM              207410101      202     7087 SH       Sole                     7087
Contango Oil & Gas Company     COM              21075n204     1704    29161 SH       Sole                    29161
Courier Corp                   COM              222660102     3209   290389 SH       Sole                   290389
Digital River                  COM              25388b104    30506   948563 SH       Sole                   948563
Dimeco Inc.                    COM              25432w104      304     8746 SH       Sole                     8746
Donaldson Co., Inc.            COM              257651109    42023   692537 SH       Sole                   692537
Enterprise Financial Services  COM              293712105      670    49551 SH       Sole                    49551
EOG Resources Inc.             COM              26875p101    42667   408104 SH       Sole                   408104
Evolution Petroleum Corporatio COM              30049a107      511    72001 SH       Sole                    72001
Exactech, Inc.                 COM              30064e109      469    26066 SH       Sole                    26066
Exxon Mobil Corp               COM              30231G102      672     8254 SH       Sole                     8254
Flowers Foods                  COM              343498101     8305   376832 SH       Sole                   376832
Forward Air                    COM              349853101    28227   835371 SH       Sole                   835371
Franklin Resources             COM              354613101    36170   275497 SH       Sole                   275497
General Electric Co            COM              369604103     1895   100482 SH       Sole                   100482
Glenville Bank Hldg Co.        COM              37908p109      207     2756 SH       Sole                     2756
Graco                          COM              384109104    22073   435716 SH       Sole                   435716
Heartland Express              COM              422347104    37521  2265784 SH       Sole                  2265784
Hilltop Holdings               COM              432748101      473    53551 SH       Sole                    53551
Home Bancshares, Inc           COM              436893200     5349   226251 SH       Sole                   226251
Houston Wire & Cable Company   COM              44244K109      896    57601 SH       Sole                    57601
Idex Corporation               COM              45167R104    56053  1222524 SH       Sole                  1222524
Illinois Tool Works            COM              452308109    32758   579883 SH       Sole                   579883
International Bus Mach         COM              459200101      326     1900 SH       Sole                     1900
John Wiley & Sons              COM              968223206    68528  1317601 SH       Sole                  1317601
Johnson & Johnson              COM              478160104    42488   638724 SH       Sole                   638724
Knight Transportation Inc.     COM              499064103    16003   941891 SH       Sole                   941891
Ledyard Financial Group        COM              523338101      372    11451 SH       Sole                    11451
M & T Bank Corp                COM              55261F104    12443   141482 SH       Sole                   141482
Magnum Hunter Res Corp         COM              55973b102      673    99501 SH       Sole                    99501
Markel Corp                    COM              570535104    52804   133071 SH       Sole                   133071
McGrath Rentcorp               COM              580589109    29463  1049245 SH       Sole                  1049245
Medidata Solutions Inc         COM              58471a105      494    20701 SH       Sole                    20701
Mednax Inc.                    COM              58502b106    67988   941796 SH       Sole                   941796
Merchants Bancshares Inc.      COM              588448100      230     9401 SH       Sole                     9401
Meredith Corp                  COM              589433101    26416   848569 SH       Sole                   848569
Metro Bancorp Inc.             COM              59161r101      532    46576 SH       Sole                    46576
Microchip Technology Inc.      COM              595017104      379    10001 SH       Sole                    10001
Midsouth Bancorp               COM              598039105      554    40651 SH       Sole                    40651
Mohawk Industries              COM              608190104    16157   269334 SH       Sole                   269334
National Instruments           COM              636518102      297    10001 SH       Sole                    10001
NBT Bancorp Inc.               COM              628778102     4929   222717 SH       Sole                   222717
OneBeacon                      COM              G67742109    11620   867842 SH       Sole                   867842
Patriot Transportation Holding COM              70337B102      449    20056 SH       Sole                    20056
Patterson Companies Inc.       COM              703395103    38594  1173440 SH       Sole                  1173440
Penseco Financial Services     COM              709570105      216     5651 SH       Sole                     5651
Protective Life Corp.          COM              743674103    39356  1701520 SH       Sole                  1701520
Rofin-Sinar Technologies Inc.  COM              775043102      587    17201 SH       Sole                    17201
Ross Stores Inc.               COM              778296103    57038   711909 SH       Sole                   711909
SCBT Financial                 COM              78401v102    11694   407741 SH       Sole                   407741
Southern National Bancorp of V COM              843395104      631    92876 SH       Sole                    92876
Sterling Bancorp               COM              859158107      264    27826 SH       Sole                    27826
Strayer Education              COM              863236105    14495   114688 SH       Sole                   114688
Stryker Corp                   COM              863667101    23300   397000 SH       Sole                   397000
TCF Financial                  COM              872275102    26521  1921837 SH       Sole                  1921837
Trustco Bank Corp              COM              898349105      109    22271 SH       Sole                    22271
Ultra Petroleum Corp           COM              903914109    46827  1022431 SH       Sole                  1022431
US Ecology, Inc.               COM              91732j102     4956   289826 SH       Sole                   289826
Washington Banking Co.         COM              937303105      433    32726 SH       Sole                    32726
Watson Pharmaceuticals         COM              942683103      577     8400 SH       Sole                     8400
Websense, Inc.                 COM              947684106      917    35301 SH       Sole                    35301
Westamerica Bank               COM              957090103    12885   261627 SH       Sole                   261627
White Mtns Insurance           COM              g9618e107    64775   154168 SH       Sole                   154168
Winthrop Realty Trust          COM              976391102      543    45501 SH       Sole                    45501
Xilinx Inc                     COM              983919101    30270   829995 SH       Sole                   829995
Yum Brands                     COM              988498101    43329   784371 SH       Sole                   784371
Zebra Technologies A           COM              989207105    56405  1337571 SH       Sole                  1337571
